UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment          [  ];  Amendment Number:
                                                           ----------

This Amendment (Check only one): [  ]   is a restatement.
                                 [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA            August 14, 2012
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Tabel Entry Total:         30
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Form 13F Information Table Value Total:         259,985
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC         COM       004225 10 8    8,948  5,083,833 SH           SOLE        N/A   5,083,833
ACHILLION PHARMACEUTICALS IN       COM       00448Q 20 1   20,140  3,248,379 SH           SOLE        N/A   3,248,379
ANACOR PHARMACEUTICALS INC         COM       032420 10 1   15,610  2,405,177 SH           SOLE        N/A   2,405,177
ARQULE INC                         COM       04269E 10 7    1,859    313,519 SH           SOLE        N/A     313,519
ARTHROCARE CORP                    COM       043136 10 0   16,467    562,412 SH           SOLE        N/A     562,412
BIOCRYST PHARMACEUTICALS           COM       09058V 10 3    5,971  1,504,031 SH           SOLE        N/A   1,504,031
CORONADO BIOSCIENCES INC           COM       21976U 10 9    8,965  1,775,154 SH           SOLE        N/A   1,775,154
DERMA SCIENCES INC             COM PAR $.01  249827 50 2   11,933  1,253,419 SH           SOLE        N/A   1,253,419
DYAX CORP                          COM       26746E 10 3   18,167  8,528,940 SH           SOLE        N/A   8,528,940
DYNAVAX TECHNOLOGIES CORP          COM       268158 10 2      324     75,000 SH           SOLE        N/A      75,000
ENDOCYTE INC                       COM       29269A 10 2    5,382    654,704 SH           SOLE        N/A     654,704
IDENIX PHARMACEUTICALS INC         COM       45166R 20 4    9,754    948,824 SH           SOLE        N/A     948,824
MELA SCIENCES INC                  COM       55277R 10 0    1,630    500,000 SH  PUT      SOLE        N/A           0
NEUROCRINE BIOSCIENCES INC         COM       64125C 10 9    6,499    823,142 SH           SOLE        N/A     823,142
NOVAVAX INC                        COM       670002 10 4   20,592 13,200,000 SH           SOLE        N/A  13,200,000
ONCOGENEX PHARMACEUTICALS IN       COM       68230A 10 6    7,875    585,952 SH           SOLE        N/A     585,952
POZEN INC                          COM       73941U 10 2   18,186  2,919,071 SH           SOLE        N/A   2,919,071
REPROS THERAPEUTICS INC          COM NEW     76028H 20 9      705     77,600 SH           SOLE        N/A      77,600
SANGAMO BIOSCIENCES INC            COM       800677 10 6   11,956  2,165,888 SH           SOLE        N/A   2,165,888
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517Q AA 8      268  1,000,000 PRN          SOLE        N/A   1,000,000
SENOMYX INC                        COM       81724Q 10 7    4,558  1,939,508 SH           SOLE        N/A   1,939,508
SEQUENOM INC                     COM NEW     817337 40 5    6,131  1,510,000 SH  CALL     SOLE        N/A           0
SPECTRUM PHARMACEUTICALS INC       COM       84763A 10 8    3,277    210,597 SH           SOLE        N/A     210,597
SYNAGEVA BIOPHARMA CORP            COM       87159A 10 3    7,362    181,499 SH           SOLE        N/A     181,499
SYNERGY PHARMACEUTICALS DEL      COM NEW     871639 30 8    9,384  1,975,544 SH           SOLE        N/A   1,975,544
VANDA PHARMACEUTICALS INC          COM       921659 10 8   11,439  2,599,844 SH           SOLE        N/A   2,599,844
VENTRUS BIOSCIENCES INC            COM       922822 10 1    5,316  1,245,000 SH           SOLE        N/A   1,245,000
VERASTEM INC                       COM       92337C 10 4    5,868    605,600 SH           SOLE        N/A     605,600
XOMA CORP DEL                      COM       98419J 10 7    9,123  3,061,415 SH           SOLE        N/A   3,061,415
YM BIOSCIENCES INC                 COM       984238 10 5    6,296  3,163,974 SH           SOLE        N/A   3,163,974